ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other liabilities

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$

Advance from end users*	5,237	4,916
Deposit from customer**	3,965	7,965
Business tax and other taxes payable	255	124
Professional fees and services payable	4,033	2,026
Promotional events payables	394	119
Decoration and construction cost payable	—	2,560
Contingent consideration	1,247	—
Others	3,607	1,051

Total	18,738	18,761

* Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

** Deposit from customers represents payments received by the Group in advance from customers in the data center business.